Offerings	Apr. 03, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class B common stock, $0.001 par value per share, reserved for issuance under the 2018 Equity Incentive Plan
Amount Registered | shares	2,122,510
Proposed Maximum Offering Price per Unit	2.85
Maximum Aggregate Offering Price	$ 6,049,154
Fee Rate	0.01381%
Amount of Registration Fee	$ 836
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s Class B common stock that become issuable under the 2018 Equity Incentive Plan (the “2018 Plan”) and the 2018 Employee Stock Purchase Plan (the “2018 ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant’s outstanding shares of Class B common stock.Represents 2,122,510 additional shares of Class B common stock available for issuance as a result of the annual evergreen increase pursuant to the 2018 Plan, effective February 1, 2025.Estimated in accordance with Rules 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $2.85 per share, which is the average of the high and low prices of the Registrant’s Class B common stock on April 2, 2026, as reported on the Nasdaq Global Market.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class B common stock, $0.001 par value per share, reserved for issuance under the 2018 Employee Stock Purchase Plan
Amount Registered | shares	636,753
Proposed Maximum Offering Price per Unit	2.43
Maximum Aggregate Offering Price	$ 1,547,310
Fee Rate	0.01381%
Amount of Registration Fee	$ 214
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s Class B common stock that become issuable under the 2018 Equity Incentive Plan (the “2018 Plan”) and the 2018 Employee Stock Purchase Plan (the “2018 ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant’s outstanding shares of Class B common stock.Represents 636,753 additional shares of Class B common stock available for issuance as a result of the annual evergreen increase pursuant to the 2018 ESPP, effective February 1, 2025.Estimated in accordance with Rules 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of 85% of $2.85 per share, which is the average of the high and low prices of Registrant’s Class B common stock on April 2, 2026, as reported on the Nasdaq Global Market. Pursuant to the 2018 ESPP, the purchase price of the shares of Class B common stock reserved for issuance thereunder will be 85% of the lower of the fair market value of a share of Class B common stock on the last trading day prior to the first trading day of each offering period or on the last trading day prior to the exercise period.